Stockholders' Equity and Share-Based Compensation - Assumptions Used in Determining Fair Value & Early exercise of Stock Options (Q2) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility			93.70%	88.40%
Risk-free interest rate			4.10%	4.20%
Expected term			5 years 10 months 24 days	6 years
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	93.40%	93.70%
Risk-free interest rate	4.00%	4.10%
Expected term	5 years 6 months	5 years 10 months 24 days